Risks and Concentration - Foreign currency exchange rate risks (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Foreign currency exchange rate risk
Convenience translation rate (RMB to USD)	6.9618
RMB
Foreign currency exchange rate risk
Convenience translation rate (RMB to USD)	1.4	5.7	6.3